Supplemental Cash Flow Information - Contribution of Capital from Teekay Corporation to Dropdown Predecessor (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Contribution Of Capital From Corporation To Dropdown Predecessors [Line Items]
Contribution of capital from Teekay Corporation to dropdown predecessors	$ 5,596
Dropdown Predecessor [Member]
Contribution Of Capital From Corporation To Dropdown Predecessors [Line Items]
Contribution of capital from Teekay Corporation to dropdown predecessors	$ 5,596